Other Payables (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Other Payable [Abstract]
Schedule of other payables
	June 30	June 30	December 31
	2023	2022	2022
	USD thousands	USD thousands	USD thousands

Accrued expenses	323	626	604
Employee benefits	1,181	1,081	1,175
Provision – see Note 14	189	200	199
Subsidiary government grant advances	-	252	314
Others	10	15	11
	1,703	2,174	2,303